Disclosures on Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers from Level 1 into Level 2	₨ 0.0	₨ 0.0
Financial assets, transfers from Level 2 into Level 1	0.0	0.0
Financial liabilities, transfers from Level 1 into Level 2	0.0	0.0
Financial liabilities, transfers from Level 2 into Level 1	₨ 0.0	0.0
Description of periods when cash flows expected to occur	March 31, 2020 to 2024
Financial liability		2,124,449.7		$ 32,067.0	₨ 2,344,421.8
Maximum exposure to credit risk		983,045.4			1,278,725.2
Percentage of non-convertible debentures invested in bank deposits	15.00%
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 13,820.9	6,881.8	₨ 847.4
Quoted equity shares [Member]
Disclosure of detailed information about financial instruments [line items]
Investment fair value through profit and loss		1,586.8	3,043.1		₨ 4,993.7
Foreign Currency Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	8,407.4	5,995.3	2,883.7
Gain loss on recognized in profit or loss due to ten percent Appreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	3,978.7	4,797.9	4,583.2
Gain loss on recognized in profit or loss due to ten percent depreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 4,583.2	3,978.7	4,797.9
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity				10.00%	10.00%
Financial liability		960,650.1	843,614.5		₨ 1,133,122.8
Interest rate risk [member] | Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity				100.00%	100.00%
Financial liability		450,211.5	302,786.3		₨ 465,893.8
Interest rate risk [member] | Profit and loss [member] | Variable interest rate [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk		₨ 4,502.1	₨ 3,027.9		₨ 4,687.8
Equity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity		10.00%	10.00%	10.00%	10.00%
Equity price risk [Member] | Quoted equity shares through other comprehensive and AFS [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk		₨ 158.7	₨ 304.3		₨ 499.4
Equity price risk [Member] | Quoted equity shares through profit and loss [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk		1,577.8			0.0
Investment fair value through profit and loss		₨ 157.8			₨ 0.0